Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                            March 8, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: AllianceBernstein Institutional Funds, Inc.
             File Nos. 333-37177 and 811-08403

Ladies and Gentlemen:

          On behalf of AllianceBernstein Institutional Funds, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statements of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 28, 2006.

                                            Sincerely,

                                            /s/ Nora L. Sheehan
                                            -------------------
                                                Nora L. Sheehan